Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 14,851,000	$ 554,000
Accounts receivable	50,476,000	11,705,000
Derivative assets	5,732,000	0
Prepaids and other current assets	6,254,000	867,000
Total current assets	77,313,000	13,126,000
PROPERTY AND EQUIPMENT :
Oil and natural gas properties, successful efforts accounting	962,965,000	189,912,000
Gas gathering and other equipment	115,541,000	42,689,000
Total property and equipment	1,078,506,000	232,601,000
OTHER ASSETS:
Deferred financing costs, net of amortization of $958 and $1,237 respectively	10,642,000	2,678,000
Derivatives and other long-term assets	1,943,000	562,000
Total assets	1,168,404,000	248,967,000
CURRENT LIABILITIES:
Current portion of notes payable	4,681,000	7,132,000
Accounts payable	139,052,000	33,319,000
Accrued liabilities	5,656,000	435,000
Revenue payable	10,781,000	2,630,000
Derivatives and other current liabilities	7,149,000	719,000
Total current liabilities	167,319,000	44,235,000
Notes payable, less current portion	286,064,000	26,019,000
Asset retirement obligation	20,116,000	4,455,000
Deferred tax liability	95,299,000	0
Derivatives and other long term liabilities	8,954,000	700,000
Total liabilities	577,752,000	75,409,000
REDEEMABLE PREFERRED STOCK:
Series C Cumulative Perpetual Preferred Stock, cumulative dividend rate 10.25% per annum, 4,000,000 authorized, 4,000,000 and 2,809,456 issued & outstanding as of December 31, 2011 and 2010, respectively, with liquidation preference of $25.00 per share	100,000,000	70,236,000
SHAREHOLDERS' EQUITY:
Preferred stock	0	0
Additional paid in capital	569,690,000	152,439,000
Accumulated deficit	(140,070,000)	(49,402,000)
Accumulated other comprehensive income	(12,463,000)	0
Treasury stock at cost, 761,652 shares	(1,310,000)	(1,310,000)
Unearned common stock in KSOP at cost	(604,000)	(604,000)
Total Magnum Hunter Resources Corporation shareholders' equity	488,456,000	101,872,000
Noncontrolling interest	2,196,000	1,450,000
Total shareholders' equity	490,652,000	103,322,000
Total liabilities and shareholders' equity	1,168,404,000	248,967,000
Series C Cumulative Perpetual Preferred Stocks
REDEEMABLE PREFERRED STOCK:
Series C Cumulative Perpetual Preferred Stock, cumulative dividend rate 10.25% per annum, 4,000,000 authorized, 4,000,000 and 2,809,456 issued & outstanding as of December 31, 2011 and 2010, respectively, with liquidation preference of $25.00 per share	100,000,000	70,236,000
Series D Cumulative Preferred Stock
SHAREHOLDERS' EQUITY:
Preferred stock	71,878,000	0
Total shareholders' equity	71,878,000	0
Common Stock
SHAREHOLDERS' EQUITY:
Common stock	1,298,000	749,000
Total shareholders' equity	1,298,000	749,000
Exchangeable common stock
SHAREHOLDERS' EQUITY:
Common stock	37,000	0
Total shareholders' equity	$ 37,000	$ 0